American Century Capital Portfolios, Inc. Statement of Additional Information Supplement AC Alternatives® Income Fund AC Alternatives® Long Short Fund AC Alternatives® Multi-Strategy Fund
Supplement dated June 23, 2017 ■ Statement of Additional Information dated April 10, 2017

Effective June 22, 2017, Passport Capital, LLC ("Passport") will no longer serve as an underlying subadvisor for the AC Alternatives Long Short Fund. All references to Passport in the statement of additional information are deleted.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-92907 1706